OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2014
Other Assets Disclosure Tables [Abstract]
Other Assets Disclosure Tables [Text Block]
Other assets at December 31, comprised:
	2013	2014

	(EUR in millions)
Insurance related assets	638	768
Deferred tax assets	242	194
Prepaid income taxes	455	537
Assets acquired through foreclosure proceedings	252	242
Brokerage auxiliary funds	6	23
Private equity: Investees Assets	104	116
Prepaid expenses	253	178
Advances to employees	14	18
Unlisted equity securities	102	89
Hellenic Deposit and Investment Guarantee Fund	460	469
Receivables from Greek State	441	511
Checks and credit card transactions under settlement	97	109
Trade and other receivables	97	113
Receivables from associates	334	-
Other	518	402
Total	4,013	3,769